BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of reconciliation of common stock reflected in the condensed balance sheet (Detail) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Accretion of carrying value to redemption value	$ (503,812)	$ (18,011,489)		$ (18,011,489)
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively				128,397,500
Common stock subject to redemption
Gross proceeds				126,500,000
Proceeds allocated to Public Warrants				(15,180,000)
Issuance costs allocated to common stock				(933,989)
Accretion of carrying value to redemption value			$ 503,812	18,011,489
Common stock subject to possible redemption, $0.0001 par value; 3,093,348 and 12,650,000 shares at approximately $10.25 and $10.15 per share at September 30, 2022 and December 31, 2021, respectively	$ 31,706,363		$ 31,706,363	$ 128,397,500